Statements of stockholders' equity (deficit) (Unaudited) (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Deficit accumulated during the development stage
Balance at Oct. 22, 2002
Balance, Shares at Oct. 22, 2002
Issued for:
Issued for cash, Shares		1,500,000
Issued for cash	9,508	9,508
Foreign currency translation	120			120
Net income (loss) for the period	(25,843)				(25,843)
Balance at Dec. 31, 2002	(16,215)	9,508		120	(25,843)
Balance, Shares at Dec. 31, 2002		1,500,000
Issued for:
Property and equipment, Shares		370,409
Property and equipment	1	1
Equipment rental, Shares		10,769
Equipment rental	1	1
Consulting services, Shares		46,154
Consulting services	1	1
License, Shares		200,000
Foreign currency translation	(22,683)			(22,683)
Net income (loss) for the period	(248,365)				(248,365)
Balance at Dec. 31, 2003	(287,260)	9,511		(22,683)	(248,365)
Balance, Shares at Dec. 31, 2003		2,127,332
Issued for:
Property and equipment, Shares		96,679
Property and equipment	1	1
Consulting services, Shares		312,500
Consulting services	860,000	860,000
Settlement of debt, Shares		159,216
Settlement of debt	26,560	26,560
Settlement of related party debt, Shares		32,000
Settlement of related party debt	256,160	256,160
Issued for cash, Shares		120,000
Issued for cash	39,024	39,024
Held for cancellation, Shares		1,000,000
Common stock cancelled, Shares		(600,000)
Common stock cancelled	(3,802)	(3,802)
Foreign currency translation	(53,445)			(53,445)
Net income (loss) for the period	(1,349,209)				(1,349,209)
Balance at Dec. 31, 2004	(511,971)	1,187,454		(76,008)	(1,623,417)
Balance, Shares at Dec. 31, 2004		3,247,727
Issued for:
Settlement of debt, Shares		1,750,000
Settlement of debt	610,000	610,000
Issued for cash, Shares		400,000
Issued for cash	100,000	100,000
Foreign currency translation	(2,358)			(2,358)
Net income (loss) for the period	(372,529)				(372,529)
Balance at Dec. 31, 2005	(176,858)	1,897,454		(78,366)	(1,995,946)
Balance, Shares at Dec. 31, 2005		5,397,727
Issued for:
Settlement of debt, Shares		75,000
Settlement of debt	7,500	7,500
Settlement of related party debt, Shares		1,000,000
Settlement of related party debt	100,000	100,000
Common stock cancelled, Shares		(1,000,000)
Foreign currency translation	(68)			(68)
Net income (loss) for the period	(136,089)				(136,089)
Balance at Dec. 31, 2006	(205,515)	2,004,954		(78,434)	(2,132,035)
Balance, Shares at Dec. 31, 2006		5,472,727
Issued for:
Foreign currency translation	(24,451)			(24,451)
Net income (loss) for the period	(93,158)				(93,158)
Imputed interest	9,527		9,527
Balance at Dec. 31, 2007	(313,597)	2,004,954	9,527	(102,885)	(2,225,193)
Balance, Shares at Dec. 31, 2007		5,472,727
Issued for:
Issued for cash, Shares		20,000,000
Issued for cash	100,000	100,000
Foreign currency translation	14,622			14,622
Net income (loss) for the period	(142,774)				(142,774)
Balance at Dec. 31, 2008	(341,749)	2,104,954	9,527	(88,263)	(2,367,967)
Balance, Shares at Dec. 31, 2008		25,472,727
Issued for:
Issued for director's fees, Shares		5,000,000
Issued for director's fees	200,000	200,000
Net income (loss) for the period	(121,795)				(121,795)
Balance at Dec. 31, 2009	(263,544)	2,304,954	9,527	(88,263)	(2,489,762)
Balance, Shares at Dec. 31, 2009		30,472,727
Issued for:
Issued for investor relations services, Shares		150,000
Issued for investor relations services	54,000	54,000
Issued to acquire Blue Cree Co., Ltd.		20,000,000
Common stock cancelled, Shares		(36,100,000)
Net income (loss) for the period	(80,219)				(80,219)
Balance at Dec. 31, 2010	(289,763)	2,358,954	9,527	(88,263)	(2,569,981)
Balance, Shares at Dec. 31, 2010		14,522,727
Issued for:
Net income (loss) for the period	(124,987)				(124,987)
Balance at Dec. 31, 2011	(414,750)	2,358,954	9,527	(88,263)	(2,694,968)
Balance, Shares at Dec. 31, 2011		14,522,727
Issued for:
Net income (loss) for the period	206,142				206,142
Balance at Dec. 31, 2012	$ (208,608)	$ 2,358,954	$ 9,527	$ (88,263)	$ (2,488,826)
Balance, Shares at Dec. 31, 2012		14,522,727